UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012
Check here if Amendment [   ]; Amendment Number:
  This Amendment (Check only one.): [   ] is a restatement.
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     BRC Investment Management LLC
Address:  8400 East Prentice Avenue, Suite 1401
          Greenwood Village, CO 80111

13F File Number: 028-11434

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:

Name:  Mark F. Jaeger
Title: Managing Member
Phone: 303-414-1100

Signature,                Place,                         and Date of Signing

Mark F. Jaeger            Greenwood Village, CO          January 16, 2013

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     0

Form 13F Information Table Entry Total:              53

Form13F Information Table Value Total:          $407,311
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     NONE




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FORM 13F INFORMATION TABLE

                              Title of             Value    Shares/   SH/ Put/ Investment   Other      Voting Authority
Name of Issuer                  Class    Cusip   (x$1000) Prn Amount  PRN Call Discretion Managers     Sole    Shared  None
ACE LIMITED                      COM   H0023R105     11186     140179 SH          Sole                   140179
AETNA INC                        COM   00817Y108     14372     310348 SH          Sole                   310348
ALLSTATE                         COM   020002101     12802     318702 SH          Sole                   318702
AMETEK INC                       COM   031100100     10045     267371 SH          Sole                   267371
AMGEN INCORPORATED               COM   031162100     12146     140904 SH          Sole                   140904
BROADCOM CORPORATION             COM   111320107     10144     305463 SH          Sole                   305463
BROCADE MUNICATIONS SYS INC  N   COM   111621306        84      15768 SH          Sole                    15768
CBS CORP                         COM   124857202     12670     332972 SH          Sole                   332972
CHURCH & DWIGHT INC              COM   171340102     10223     190829 SH          Sole                   190829
CISCO                            COM   17275R102      2146     109231 SH          Sole                   109231
CONOCOPHILLIPS                   COM   20825C104     11600     200038 SH          Sole                   200038
CONSOLIDATED EDISON INC          COM   209115104      1993      35880 SH          Sole                    35880
COSTCO WHOLESALE                 COM   22160K105      1967      19920 SH          Sole                    19920
CVS CORPORATION                  COM   126650100     12151     251316 SH          Sole                   251316
DISCOVER FINANCIAL SERVICES      COM   254709108     11440     296752 SH          Sole                   296752
EASTMAN CHEM CO                  COM   277432100     11798     173366 SH          Sole                   173366
EBAY INC COM                     COM   278642103      2121      41590 SH          Sole                    41590
EOG RESOURCES INC                COM   26875P101      2056      17020 SH          Sole                    17020
EXPEDIA INC DEL COM              COM   30212P303       990      16117 SH          Sole                    16117
FISERV INC                       COM   337738108      1071      13552 SH          Sole                    13552
FMC CORP                         COM   302491303     10400     177725 SH          Sole                   177725
GILEAD SCIENCES INC              COM   375558103      2204      30010 SH          Sole                    30010
JOHNSON&JOHNSON                  COM   478160104      2005      28600 SH          Sole                    28600
JPMORGAN CHASE & CO              COM   46625H100     12335     280547 SH          Sole                   280547
KELLOGG CO                       COM   487836108      2021      36190 SH          Sole                    36190
LEGGETT & PLATT INC COM          COM   524660107      9540     350479 SH          Sole                   350479
MACY'S INC                       COM   55616P104      9395     240779 SH          Sole                   240779
MARATHON PETROLEUM CORPORATION   COM   56585A102     14204     225462 SH          Sole                   225462
MONSANTO                         COM   61166W101      2289      24189 SH          Sole                    24189
MOTOROLA SOLUTIONS INC           COM   620076307     12434     223303 SH          Sole                   223303
NORTHROP GRUMMAN                 COM   666807102     12072     178633 SH          Sole                   178633
NRG ENERGY INC                   COM   629377508     10893     473836 SH          Sole                   473836
ORACLE CORP                      COM   68389X105     12594     377986 SH          Sole                   377986
PETSMART INC COM                 COM   716768106      9570     140038 SH          Sole                   140038
PHILLIPS 66                      COM   718546104      2116      39850 SH          Sole                    39850
POLARIS INDUSTRIES, INC          COM   731068102      8447     100386 SH          Sole                   100386
PROCTER & GAMBLE COMPANY         COM   742718109      1981      29180 SH          Sole                    29180
QUALCOM                          COM   747525103     11319     182982 SH          Sole                   182982
QUANTA SERVICES INC              COM   74762E102      9804     359255 SH          Sole                   359255
RAYTHEON                         COM   755111507      2088      36270 SH          Sole                    36270
ROBERT HALF INC                  COM   770323103     11600     364563 SH          Sole                   364563
SYMANTEC                         COM   871503108      9175     487526 SH          Sole                   487526
TERADYNE INC                     COM   880770102       890      52719 SH          Sole                    52719
TIME WARNER CABLE INC CL A       COM   88732J207      2073      21330 SH          Sole                    21330
TJX COMPANIES INC                COM   872540109      1869      44040 SH          Sole                    44040
UNION PACIFIC                    COM   907818108      2034      16180 SH          Sole                    16180
UNITED HEALTHCARE CORP INC       COM   91324P102      8875     163629 SH          Sole                   163629
US BANCORP                       COM   902973304     12072     377954 SH          Sole                   377954
VALERO ENERGY CORP               COM   91913Y100     12934     379083 SH          Sole                   379083
VERIZON COMMUNICATIONS           COM   92343V104     11704     270494 SH          Sole                   270494
VISA INC CL A                    COM   92826C839      2339      15430 SH          Sole                    15430
WYNDHAM INTL, INC.               COM   98310W108      9802     184206 SH          Sole                   184206
YAHOO! INC                       COM   984332106     11228     564220 SH          Sole                   564220
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